Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Schedule of remuneration of directors and key management personnel
	Six months ended
	June 30,
	2022	2021
Salaries and benefits	$1,264,187	$109,733

Schedule of remuneration paid to related parties
	Six months ended
	June 30,
	2022	2021
Salaries and benefits	$61,116	$943